Consolidated Statement of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure Of Restatement [Abstract]
Undistributed retained earnings	$ 62	$ 61	$ 63